Classification of Assets Held For Sale (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jan. 31, 2013 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011 AirCraft
Number assets held for sale
Number of long lived assets reclassified as held for use	(4)	(3)
Classification of assets held for sale
Assets held for sale, beginning of period	$ 79,813	$ 49,799
Discontinued operations			14,610
Assets held for sale, end of period	42,174	79,813
Aircraft
Number assets held for sale
Number assets held for sale, beginning of period	18	12	25
Number of long lived assets classified as held for sale net of impairment	10	19	10
Number of long lived assets held for sale sold	(8)	(10)	(18)
Number of long lived assets reclassified as held for use	(4)	(3)	(5)
Number assets held for sale, end of period	16	18	12
Classification of assets held for sale
Assets held for sale, beginning of period	79,293	31,782	46,973
Classified as held for sale, net of impairment	6,969	82,377	25,044
Sales	(25,716)	(21,147)	(22,692)
Reclassified as held for use	(19,199)	(12,740)	(19,121)
Foreign exchange	306	(979)	1,578
Assets held for sale, end of period	41,653	79,293	31,782
Buildings
Classification of assets held for sale
Assets held for sale, end of period	$ 521	$ 520	$ 3,407